SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue from Sino-foreign Jointly Managed Academic Programs	$ 2,484,194	$ 2,410,781	$ 2,821,602
Revenue from textbook and course material sales	13,150	29,717	52,345
Revenue from Overseas Study Consulting Services	525,878	547,521	60,947
Revenue from Technological Consulting Services for Smart Campus Solutions	2,232,588	1,820,974	950,992
Total revenue	$ 5,255,810	$ 4,808,993	$ 3,885,886